Basis of consolidation	12 Months Ended
Dec. 31, 2022
Basis Of Consolidation
Basis of consolidation

3.	Basis of consolidation

Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided in Note 11.

		Quantity of Shares or Quotas Owned (in Thousands)			12/31/2022
Investments	Activity	Common Shares and Quotas	Preferred Shares	Direct Participation	Consolidated Participation
Controlled by Banco Santander
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	50,159	-	100.00%	100.00%
Ben Benefícios e Serviços Instituição de Pagamentos S.A.(BEN Benefícios)	Means of Payment	90,000	-	100.00%	100.00%
Esfera Fidelidade S.A.	Other Activities	10,001	-	100.00%	100.00%
GIRA - Gestão Integrada de Recebíveis do Agronegócio S.A. (GIRA)	Tecnology	381	-	80.00%	80.00%
Liderança Serviços Especializados em Cobranças Ltda.	Collection Management and Credit Recovery	257,306	-	100.00%	100.00%
Return Capital Serviços de Recuperação de Créditos S.A.	Collection Management and Credit Recovery	31,857	-	100.00%	100.00%
Rojo Entretenimento S.A.	Other Activities	7,417	-	94.60%	94.60%
Sanb Promotora de Vendas e Cobrança Ltda.	Other Activities	30,988	-	100.00%	100.00%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	23,538,159	-	100.00%	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Buying Club	575,670	-	100.00%	100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)	Broker	14,067,640	14,067,640	99.99%	99.99%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)	Broker	7,184	-	100.00%	100.00%
Santander Holding Imobiliária S.A.	Holding	558,601	-	100.00%	100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	164	-	100.00%	100.00%
F1RST Tecnologia e Inovação Ltda.	Other Activities	241,941	-	100.00%	100.00%
SX Negócios Ltda.	Other Activities	75,050	-	100.00%	100.00%
SX Tools Soluções e Serviços Compartilhados LTDA	Other Activities	192,000	-	100.00%	100.00%
Controlled by Aymoré CFI
Banco PSA Finance Brasil S.A. (Banco PSA)	Bank	105	-	50.00%	50.00%
Banco Hyundai Capital Brasil S.A.	Bank	150,000	-	50.00%	50.00%
Solution 4Fleet Consultoria Empresarial S.A. (Solution 4Fleet)	Tecnology	328	-	80.00%	80.00%
Controlled by Santander Leasing
Banco Bandepe S.A.	Bank	3,589	-	100.00%	100.00%
Santander Distribuidora de Títulos e Valores Mobiliários S.A. (Santander DTVM)	Distributor	461	-	100.00%	100.00%
Controlled by Sancap
Santander Capitalização S.A.	Capitalization	64,615	-	100.00%	100.00%
Evidence Previdência S.A.	Private Pension	42,819,564	-	100.00%	100.00%
Controlled by Santander Holding Imobiliária S.A.
Summer Empreendimentos Ltda.	Other Activities	17,084	-	0.00%	100.00%
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	Technology	3,808	-	0.00%	90.00%
Controlled by Santander Corretora de Títulos de Valores Mobiliários Ltda
Toro Corretora de Títulos e de Valores Mobiliários Ltda. (Toro CTVM)	Broker	21,726	-	0.00%	63.00%
Toro Investimentos S.A.	Investments	44,101	-	0.00%	14.78%
Controlled by Toro Corretora de Títulos de Valores Mobiliários Ltda
Toro Investimentos S.A.	Investments	228,461	-	0.00%	76.55%
Jointly Controlled Companies by Sancap
Santander Auto S.A.	Technology	22,452	-	0.00%	50.00%
Controlled by Toro Investimentos S.A.
Monetus Investimentos S.A.	Investments	918,264	-	0.00%	100.00%
Mobills Labs Soluções em Tecnologia Ltda.	Technology	1,122,000	-	0.00%	100.00%
Controlled by Mobillis Labs Soluções em Tecnologia Ltda
Mob Soluções em Tecnologia Ltda.	Technology	20	-	0.00%	100.00%
Controlled by Monetus Investimentos S.A.
Mobills Corretora De Seguros Ltda.	Broker	510	-	0.00%	100.00%

Consolidated Investment Funds

•	Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior (Santander FI Amazonas);
•	Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior (Santander FI Diamantina);
•	Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior (Santander FI Guarujá);
•	Santander Fundo de Investimento Unix Multimercado Crédito Privado (Santander FI Unix);
•	Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado (Santander FI SBAC);
•	Santander Paraty QIF PLC (Santander Paraty) (2);
•	Prime 16 – Fundo de Investimento Imobiliário (atual denominação do BRL V - Fundo de Investimento Imobiliário - FII) (1);
•	Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies) (2);
•	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI) (3);
•	Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos (4);
•	Fundo de Investimentos em Direitos Creditórios Atacado – Não Padronizado (5);
•	Atual - Multimarket Investment Fund Private Credit Investment Abroad (6);
•	Verbena FCVS – Fundo de Investimento em Direitos Creditórios(7);
•	Fundo de Investimentos em Direitos Creditórios – Getnet (8);
•	Santander Flex Fundo de Investimento Direitos Creditórios (9);
•	San Créditos Estruturados - Fundo de Investimento em Direitos Creditórios Não Padronizado (9).

(1) Banco Santander was a creditor of certain overdue credit operations that had real estate as collateral. The operation for the recovery of these credits consists of the contribution of properties as collateral to the capital of the Real Estate Investment Fund and the consequent transfer of the Fund's quotas to Banco Santander, by means of a payment in payment of the aforementioned credit operations. At the Extraordinary General Meeting (AGE) held on October 30, 2018, the change of name from BRL V - Fundo de Investimento Imobiliário - FII to Prime 16 - Fundo de Investimento Imobiliário was approved.

(2) Banco Santander, through its subsidiaries, holds the risks and benefits of Santander Paraty and the Santander FI Hedge Strategies Sub-Fund, residing in Ireland, and both are fully consolidated in their Consolidated Financial Statements. In the Irish market, an investment fund cannot act directly and, for this reason, it was necessary to create another structure (a sub-fund), Santander FI Hedge Strategies. Santander Paraty does not have an equity position, and all records come from the financial position of Santander FI Hedge Strategies.

(3) This fund was constituted and started to be consolidated in September 2017. It refers to a structure where Banco Santander disposed of certain loan operations, which had already been transferred to loss (operations overdue for more than 360 days) to this background. Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (current name of Atual Companhia Securitizadora de Créditos Financeiros), a company controlled by Banco Santander, holds 100% of the shares in this fund.

(4) This fund was consolidated in November 2018 and is controlled through Banco Bandepe S.A.

(5) This fund started to be consolidated in June 2019 and is controlled through Atual Serviços de Recuperação de Creditos e Meios Digitais S.A.

(6) This fund started to be consolidated in August 2020 and is controlled through Atual Serviços de Recuperação de Creditos e Meios Digitais S.A.

(7) This fund was consolidated in February 2021 and is controlled through Banco Santander Brasil S.A. It holds 100% of the shares in this fund.

(8) This fund became consolidated in June 2022 and is controlled through Aymoré CFI, which holds 100% of the shares in this fund.

(9) These funds began to be consolidated in November 2022 and are controlled by through Return Capital Serviços de Recuperação de Credit S.A. owns 100% quotas of these funds.

 Corporate movements were implemented in order to reorganize the operations and activities of the entities in accordance with the business plan of the Santander Conglomerate.

a) Investment by Lexisnexis Serviços de Análise de Risco Ltda. at Credit Intelligence Manager S.A.

On December 20, 2022, Banco Santander (Brasil) S.A. (“Santander”), together with the other shareholders, closed the investment transaction, through the subscription of new shares, by Lexisnexis Serviços de Análise de Risco Ltda. (“Lexisnexis”) at Gestora de Informação de Crédito S.A. (“GIC”). With the conclusion of the subscription, Lexisnexis becomes a shareholder of shares equivalent to 20% (twenty percent) of the share capital of GIC.

With the implementation of the closure and the entry of Lexisnexis into the GIC, Santander now holds 15.559% of the shares issued by the GIC.

b) Sale of the entire stake held by Aymoré Crédito, Financiamento e Investimento S.A. at Banque PSA Finance, S.A. and Santander Corretora de Seguros, Investimentos e Serviços S.A. at PSA Corretora de Seguros e Serviços Ltda.

On November 29, 2022, Aymoré Crédito, Financiamento e Investimento S.A. (“Aymoré”) and Santander Corretora de Seguros, Investimentos e Serviços S.A. (“Santander Corretora de Seguros”) formalized, with Banque PSA Finance, S.A. (“Banque PSA”) and Stellantis Services Ltd. (“Stellantis Services”), a certain agreement for the purchase and sale of equity interests and other covenants referring to the sale of equity interests held by (a) Aymoré, representing 50% (fifty percent) of the share capital of Banco PSA Finance Brasil S.A., for Banque PSA, and (b) by Santander Corretora de Seguros, representing 50% (fifty percent) of the share capital of PSA Corretora de Seguros e Serviços Ltda., for Stellantis Services (“Transaction”).

The execution of the Transaction will be subject to the implementation of certain usual conditions in this type of transaction, including the applicable regulatory approvals.

c) Investment by Santander Corretora de Seguros, Investimentos e Serviços S.A. at Biomas – Serviços Ambientais, Restauração e Carbono S.A.

On November 9, 2022, Santander Corretora de Seguros, Investimentos e Serviços S.A. (“Santander Corretora”) entered into an investment agreement to become a shareholder (“Operation”) of Biomas – Serviços Ambientais, Restauração e Carbono S.A. (“Biomes”).

Biomas is a company formed with the purpose of providing services aimed at the development and execution of activities aimed at restoring and converting biodiversity and natural ecosystems, thus aligning itself with the ESG (Environmental, Social and Governance) purposes of Grupo Santander.

The execution of the Transaction will be subject to the execution of definitive instruments and the implementation of certain usual conditions in this type of transaction, including the applicable regulatory approvals.

d) Total spin-off of Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. to Return Capital S.A. e Liderança Serviços Especializados em Cobrança Ltda.

On October 31, 2022, Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (“Atual”) was fully spun off and its assets were absorbed by both of its direct subsidiaries, Return Capital S.A. (“Return”) and Leadership Serviços Especializados em Cobrança Ltda. (“Leadership”) in accordance with the proportions established in the Transaction's Protocol and Justification. With the implementation of the total spin-off, Return's capital was increased by R$3,990,617,559.32 and Leadership by R$267,027,054.61, both now being held directly by Banco Santander (Brasil) S.A. as the sole shareholder of Return and sole partner of Leadership.

e) Acquisition of interest in SX Tools Soluções e Serviços Compartilhados Ltda

On September 26, 2022, Banco Santander (Brasil) S.A. (“Banco Santander”) subscribed to the capital increase of SX Tools Soluções e Serviços Escolhas Ltda (“SX Tools”), becoming the sole shareholder of the company. On September 30, 2022, capital payment was pending. SX Tools will primarily provide services to Banco Santander and Group companies and will focus on contracting technology suppliers to provide such services.

f) Acquisition of interest in CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.

On January 21, 2022, Santander Corretora de Seguros, Investimentos e Serviços S.A. (“Santander Corretora”), together with other investors, with CSD Central de Serviços de Registro e Depósito to Mercados Financeiros e de Capitals S.A. (“CSD BR”) and its respective shareholders, a certain investment agreement and other covenants (“Agreement”) with a view to subscribing for a minority interest in CSD BR (“Operation”). CSD BR operates as a registrar of financial assets, derivatives, securities and insurance policies, authorized by the Central Bank of Brazil, the Securities and Exchange Commission and the Superintendence of Private Insurance. After fulfilling the precedent conditions established in the Agreement, the Transaction was closed on May 26, 2022, so that Santander Corretora now holds 20% (twenty percent) of the shareholding in CSD BR.

g) Sale of the entire stake held in Paytec Tecnologia em Pagamentos Ltda. and Paytec Logística e Armazém Ltda.

On May 26, 2022, Banco Santander signed, together with Getnet Adquirência e Serviços para Meios de Pagamento S.A. – Payment Institution (“Getnet IP”), the agreement for the purchase and sale of shares, transfer of ownership and other agreements, of 100% of the shares of Paytec Tecnologia em Pagamentos Ltda. ("Operation"). With the implementation of the Transaction, Getnet IP now directly holds 100% of the shares of Paytec Tecnologia em Pagamentos Ltda and indirectly controls Paytec Logística e Armazém Ltda.

h) Acquisition of Equity Interest in Monetus Investimentos Ltda. and Monetus Corretora de Seguros Ltda.

On June 15, 2021, Santander Distribuidora de Títulos e Valores Mobiliários S.A. (“Santander DTVM”, new corporate name of PI Distribuidora de Títulos e Valores Mobiliários S.A.), Toro Corretora de Títulos e Valores Mobiliários S.A. (“Toro CTVM”), and Toro Investimentos S.A. (“Toro Investimentos” and, together with Toro CTVM, “Toro”), together with the partners of Monetus Investimentos Ltda., and Monetus Corretora de Seguros Ltda. (jointly “Monetus”), investment agreement and other covenants, whereby, once the operation is carried out, Toro Investimentos would hold 100% of the capital stock of Monetus (“Operation”). Monetus, originally from Belo Horizonte, carries out its activities through an automated objective-based investment application. After compliance with the applicable conditions precedent, the closing of the Transaction was formalized on January 4, 2022.

l) Acquisition of Equity Interest in Mobills Labs Soluções em Tecnologia Ltda. and Mob Soluções em Tecnologia Ltda.

On June 15, 2021, Santander Distribuidora de Títulos e Valores Mobiliários S.A. (“Santander DTVM”, new corporate name of PI Distribuidora de Títulos e Valores Mobiliários S.A.), Toro Corretora de Títulos e Valores Mobiliários S.A. (“Toro CTVM”), and Toro Investimentos S.A. (“Toro Investimentos” and, together with Toro CTVM, “Toro”), together with the partners of Mobills Labs Soluções em Tecnologia Ltda., and Mob Soluções em Tecnologia Ltda (jointly “Mobills”), an investment and other agreements, whereby, once the operation is completed, Toro Investimentos would hold 100% of the capital stock of Mobills (“Operation”). Headquartered in Ceará, Mobills has a variety of financial applications that have a large user base, especially related to financial planning. After compliance with the applicable conditions precedent, the closing of the Transaction was formalized on January 4, 2022.

j) Acquisition of equity interest in Apê11 Tecnologia e Negócios Imobiliários Ltda.

On September 2, 2021, Santander Holding Imobiliária S.A. (“SHI”) – wholly owned subsidiary of the Company – entered into, together with the partners of Apê11 Tecnologia e Negócios Imobiliários Ltda. (“Apê11”), certain Share Purchase and Sale Agreement and Investment Agreement, by which, once the operation is carried out, it would hold 90% of the share capital of Apê11 (“Operation”). Apê11 acts as a collaborative marketplace, a pioneer in digitizing the journey of buying houses and apartments. After complying with the precedent conditions established in the Share Purchase and Sale Investment Agreement, the closing of the Transaction was formalized on December 16, 2021.

k) Acquisition of Equity Interest in Solution 4Fleet Consultoria Empresarial Ltda.

On July 13, 2021, Aymoré Crédito, Financiamento e Investimento S.A. (“Aymoré”), celebrated, together with the partners of Solution 4Fleet Consultoria Empresarial Ltda. (“Solution4Fleet”), certain Investment Agreement and Share Purchase and Sale Agreement, whereby, once the operation is carried out, Aymoré would hold 80% of the share capital of Solution 4Fleet (“Operation”). Solution 4Fleet specializes in structuring vehicle leasing and subscription business – a long-term rental modality for individuals. After complying with the precedent conditions established in the Share Purchase and Sale Investment Agreement, the closing of the Transaction was formalized on October 8, 2021.

I) Acquisition of Equity Interest in Liderança Serviços Especializados em Cobranças Ltda. (“Liderança”) and Fozcobra Agência de Cobranças Ltda. (“Fozcobra”) and subsequent incorporation of Fozcobra by Liderança.

On August 4, 2021, Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (“Atual”) – a wholly owned subsidiary of the Company – entered into, together with the partners of Líder Serviços Especializados em Cobranças Ltda. (“Liderança”), certain Share Assignment Agreement and Other Covenants, by which, once the operation is carried out, it would hold 100% of the share capital of Liderança (“Operation”). Liderança operates in the area of overdue credit recovery, providing extrajudicial collection services to financial institutions of different sizes, retail chains, telecommunications operators and automakers, among others, and has a subsidiary, Fozcobra Agência de Cobranças Ltda. After complying with the precedent conditions established in the Quota Assignment Agreement and Other Covenants, the closing of the Transaction was formalized on October 1, 2021. Subsequently, Fozcobra was incorporated by the Liderança on October 4, 2021.

m) Acquisition of Equity Interest in Car10 Tecnologia e Informação S.A. and Pag10 Fomento Mercantil Eireli.

On July 13, 2021, Webmotors S.A. (“Webmotors”), celebrated, together with the partners of Car10 Tecnologia e Informação S.A. (“Car10 Tecnologia”) and Pag10 Fomento Mercantil Eireli. (“Pag10” and, jointly with Car10 Tecnologia, “Car10”), certain Investment Agreements and Agreements for the Purchase and Sale of Shares, whereby, once the transaction is completed, Webmotors would hold approximately 66.7% of the share capital of Car10 Tecnologia which, in turn, is the sole owner of Pag10 (“Operation”). Car10 acts as a marketplace that brings together more than 7,000 service providers such as garages and auto centers; auto body and Paint; and cleaning and sanitation, in addition to emergency assistance and towing. After complying with the precedent conditions established in the Share Purchase and Sale Investment Agreement, the closing of the Transaction was formalized on September 20, 2021.

n) Corporate reorganization Santander Leasing S.A. Arrendamento Mercantil e Banco Bandepe S.A.

On May 11, 2021, Banco Santander (Brasil) S.A. (“Banco Santander”) and Banco Bandepe S.A. (“Bandepe”) entered into an Agreement for the Purchase and Sale of Shares through which Banco Santander acquired the entire equity interest held by Bandepe in Santander Leasing S.A. Arrendamento Mercantil (“Santander Leasing”) which corresponds to 21.42%. In this operation, Banco Santander became the sole shareholder of Santander Leasing. On May 27, 2021, it was decided to merge all of Bandepe's shares into Santander Leasing, in order to convert Bandepe into a wholly-owned subsidiary of Santander Leasing ("Merger of Shares").

o) Execution of an Agreement for the Acquisition of Equity Interest in Toro Controle

On September 29, 2020, Santander Distribuidora de Títulos e Valores Mobiliários S.A. (“Santander DTVM”, the new corporate name of PI Distribuidora de Títulos e Valores Mobiliários S.A.), which is indirectly controlled by Banco Santander, entered into with the shareholders of Toro Controle e Participações S.A. (“Toro Controle”), investment agreement and other covenants. Toro Controle was a holding company that ultimately controlled Toro Corretora de Títulos e Valores Mobiliários S.A. (“Toro CTVM”) and Toro Investimentos S.A. (“Toro Investimentos” and jointly “Toro”). Toro is an investment platform founded in Belo Horizonte in 2010. In 2018, it received the necessary authorizations and started operating as a securities brokerage focused on the retail public. After compliance with all applicable suspensive conditions, including approval by the Central Bank of Brazil, the operation was carried out on April 30, 2021, with the acquisition of shares representing 60% of the share capital of Toro Controle and its immediate incorporation by Toro CTVM, so that Santander DTVM became the direct holder of the equivalent of 60% of the share capital of Toro CTVM which, in turn, holds 100% of the share capital of Toro Investimentos.

p) Split of Getnet Acquiring and Services for Means of Payment S.A.

After the approval of the studies and favorable proposal by the Board of Directors of Santander Brasil, on March 31, 2021, the shareholders of Santander Brasil approved the spin-off of Santander Brasil, for the segregation of the shares owned by it issued by Getnet Adquirência e Serviços for Means of Payments S.A. (“Getnet”), with a version of the spun-off portion for Getnet itself. Upon completion of the spin-off, shareholders of Santander Brasil became direct shareholders of Getnet in proportion to their interest in the share capital of Santander Brasil.

As a result of the Spin-off, Santander Brasil's share capital was reduced by a total amount of R$2,000,000 (two billion reais), without canceling shares, with Santander Brasil's share capital of R$57,000,000 (fifty and seven billion reais) to R$55,000,000 (fifty-five billion reais).